Stockholders' Deficit	12 Months Ended
Jun. 30, 2018
Equity [Abstract]
Stockholders' Deficit

NOTE 8 – STOCKHOLDERS’ DEFICIT

Reverse Stock Split

On April 20, 2017, the Company effected a one-for-two hundred and fifty (1:250) reverse stock split whereby the Company (i) decreased the number of its authorized shares of common stock, par value $0.001 per share, to 100,000,000 (ii) decreased the number of authorized shares of preferred stock to 1,500,005, and (iii) decreased, by a ratio of one-for-two hundred and fifty (1:250) the number of issued and outstanding shares of its common stock. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans, including all share and per-share data, for all amounts and periods presented in the Company’s consolidated financial statements included elsewhere in this Annual Report.

Preferred Stock:

As of the date of this Annual Report, the total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock, $0.01 par value per share (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. 500,000 shares of Series A Preferred Stock are issued and outstanding as of June 30, 2018.

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock, $0.01 par value per share (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2018.

No shares of Series A Preferred Stock or Series B Preferred Stock were issued in fiscal years 2018 or 2017.

Common Stock:

Shares Issued for Services

On July 14, 2016, the Company agreed with a certain consultant to an addendum to two consulting agreements entered into on May 7, 2015 and April 22, 2016, respectively. The Company then owed the consultant $60,000 related to the May 7, 2015 agreement for monthly consulting fees and $100,000 related to the April 22, 2016 agreement, which was comprised of a $10,000 retainer and $90,000 for three reports issued by the consultant. The Company agreed to issue 24,000 shares of its common stock in consideration of the $60,000 in outstanding fees related to the May 7, 2015 agreement and an additional 24,000 shares in forgiveness of future monthly consulting fees, valued at $95,400. In addition, the Company agreed to issue 40,000 shares of its common stock in consideration for the $100,000 in outstanding fees related to the April 22, 2016 agreement. The shares were issued on November 4, 2016 and an additional loss on settlement of debt was recorded of $94,400 based on the fair market value of $349,800 for 88,000 shares on July 14, 2016 (a share price of $3.98).

On June 29, 2017, the above May 7, 2015 agreement was further amended and the Company agreed to issue the consultant 100,000 shares of the Company’s common stock as consideration to eliminate the monthly retainer fee of $7,500 on a going forward basis and to waive the consultant’s right of first refusal (the “Right of First Refusal”) to act as lead book running manager of any public or private offering of securities or any other financing during the term of the engagement. The shares were valued based on the closing price on the date of the agreement at $0.95 or $95,000, which was recognized as consulting expense for the year ended June 30, 2017. The 100,000 shares were issued on July 25, 2017.

On October 1, 2015, the Company entered into an agreement with a certain consultant to provide services to the Company over a one-year period. The Company agreed to issue the consultant 6,000 shares of its common stock and an additional 6,000 shares of its common stock on April 1, 2016 unless the Company terminated the agreement before then. The Company valued the 6,000 initial shares based on the market price on the agreement date of $7.75 per share and recognized $46,500 of consulting expense over the one-year term of the agreement. The Company recorded $34,907 of consulting expense for the year ended June 30, 2016 related to this agreement. On October 1, 2015, the Company issued 4,400 and 1,600 shares of its common stock to the consultant related to this agreement. In February 2016, the Company terminated this agreement and the remaining $11,593 was recorded as consulting expense in the year ended June 30, 2017.

On November 1, 2015, the Company entered into an agreement with a certain consultant to provide services to the Company over a nine-month period. The Company agreed to issue the consultant 8,480 shares of the Company’s common stock. The Company recorded $28,305 of consulting expense for the year ended June 30, 2016 related to this agreement. On August 8, 2016, the Company issued the 8,480 shares of common stock valued at $3.75 per share to the consultant.

On December 30, 2015, the Company entered into an agreement with a certain consultant to provide services to the Company over a nine-month period. The Company agreed to issue the consultant 4,000 shares of the Company’s common stock. The Company valued the 4,000 shares based on the market price of common stock on the agreement date of $6.50 and recognized $26,000 of consulting expense over the term of the agreement. On January 4, 2016, the Company issued the 4,000 shares of its common stock pursuant to this agreement. The Company recorded $17,271 of consulting expense for the year ended June 30, 2016 and the remaining $8,279 in the year ended June 30, 2017 related to this agreement.

On January 31, 2016, the Company entered into an agreement with a certain consultant to provide services over a five-month period in exchange for 36,000 shares of the Company’s common stock. On August 23, 2016, the Company issued the 36,000 shares of the Company’s common stock valued at $2.60 per share to the consultant. These services were expensed during the year ended June 30, 2016.

On October 27, 2016, the Company entered into an agreement with a third party for professional services to the Company over a six-month period commencing on October 10, 2016 in exchange for a monthly fee of $22,500, of which $10,000 a month was to be paid in cash and $12,500 per month in shares of the Company’s common stock. Additionally, the Company acknowledged an existing outstanding balance due of $20,500 for September 2016 services provided by such party to the Company. The Company recorded $75,000 of consulting expense with respect to such shares of its common stock for the year ended June 30, 2017 related to this agreement. On March 2, 2017, the Company issued 30,000 shares of its common stock to such third party as consideration for the $75,000 of consulting expense (at a per share price of $2.50).

On February 1, 2017, the Company received an invoice for $30,000 from a third party for six months of consulting services performed during the period of August 1, 2016 through January 31, 2017. The invoice was payable 50% in cash and 50% in shares of the Company’s common stock. The Company recorded $30,000 in consulting fees related to this invoice for the year ended June 30, 2017. The Company issued 30,000 shares on July 25, 2017 at a per share price of $0.50, or $15,000. The shares were valued at fair market value on January 31, 2017 at $2.63 per share and an additional loss on settlement of debt was recorded of $63,750.

On May 10, 2017, the Company entered into a seven-month agreement from May 10, 2017 through January 10, 2018, excluding August 2017, with a third party for growth strategy consulting services to be provided to the Company, whereby the Company would issue and deliver to the third party, 7,500 shares of its common stock per month as consideration for the services. Shares were to be valued on the 10th day of the month they were earned and as of June 30, 2017, the Company recorded consulting fees for 15,000 shares related to two months of services or $16,050. The contract was terminated in September 2017. In June of 2018, the shares were determined by the Company’s board of directors to be non-issuable due to non-performance and the Company recorded a loss on debt extinguishment of $16,050 related to the shares issued in the prior year.

On August 1, 2017, the Company received an invoice for $30,000 from a third party for six months of consulting services provided to the Company during the period of February 1, 2017 through July 31, 2017. The invoice was payable in shares of the Company’s common stock. The Company recorded $25,000 in consulting fees related to this invoice for the year ended June 30, 2017 and the balance was recorded in fiscal year 2018. On February 15, 2018, the Company issued 234,375 shares of its common stock and an additional loss on settlement of debt was recorded of $68,438 based on the fair market value on July 31, 2017, when the shares were fully earned, of $0.42 per share.

On December 29, 2017, the Company entered into a one-year consulting agreement with a certain consultant (the “Consultant”) for certain consulting, advisory and media services to be provided to the Company. As compensation for such services, the Company agreed to pay the consultant (i) an hourly fee of $950 per hour, for up to $71,250 of time-based services; (ii) $9,772 for the preparation of certain marketing materials; (iii) an upfront fee of 500,000 restricted shares of the Company’s common stock, with up to 750,000 additional shares to be issued on the six month anniversary of the date of the consulting agreement at the Company’s sole discretion, and (iv) a marketing bonus equal to 6% of the value of any: (x) business collaboration with the Company which is identified or introduced by the Consultant; or (y) joint venture, licensing, collaboration or similar monetization or strategic transaction (other than any capital-raising transaction) which is identified or introduced by the Consultant. The Company could, in its sole discretion, pay any of the aforementioned fees in cash or shares of the Company’s common stock. If such fees are paid in stock, the number of shares to be paid was to be calculated by dividing the dollar amount of time (or value of the transaction, as the case may be) invoiced in such pay period by, as of the applicable calculation date, the most recent price at which the Company has sold shares of its common stock (or securities convertible into common stock) in a bona fide public or private financing including third party investors. The Company valued the 500,000 shares based on the market price on the agreement date of $0.14 and will recognize $70,000 of consulting expense through the term of the agreement. For the year ended June 30, 2018, the Company recorded $35,287 of expense related to this agreement. On February 15, 2018, the Company issued the 500,000 shares to the Consultant.

On February 1, 2018, the Company received an invoice for $30,000 from a third party for six months of consulting services provided to the Company during the period of August 1, 2017 through January 31, 2018. The invoice was payable in shares of the Company’s common stock. The Company issued 234,375 shares on February 15, 2018 and recorded $30,000 in consulting fees during fiscal 2018. An additional loss on settlement of debt was recorded of $2,813 based on the fair market value on January 31, 2018, when the shares were fully earned, of $0.14 per share.

Settlement of Accounts Payable for Shares of Common Stock

On February 13, 2017, the Company entered into an agreement with a third party whereby the Company agreed to issue and deliver to the third party, in lieu of payment of $50,000 of existing accounts payable, shares of the Company’s common stock. On March 2, 2017, the Company issued 16,667 shares of its common stock at a per share price of $3.00 in consideration for the $50,000 in accounts payable.

Shares Issued for Conversion of Convertible Debt

Fiscal Year 2017:

On August 18, 2016, pursuant to a conversion notice, $32,500 of principal and $2,885 of interest was converted at $2.06 per share into 17,156 shares of common stock.

On August 25, 2016, pursuant to a conversion notice, $54,375 of interest was converted at $2.91 per share into 18,710 shares of common stock.

On September 21, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $2.73 per share into 9,151 shares of common stock.

On September 28, 2016, pursuant to a conversion notice, $20,000 of principal was converted at $2.73 per share into 7,321 shares of common stock.

On September 30, 2016, pursuant to a conversion notice, $17,500 of principal and $1,350 of interest was converted at $1.95 per share into 9,654 shares of common stock.

On October 4, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $2.54 per share into 9,849 shares of common stock.

On October 6, 2016, pursuant to a conversion notice, $1,000 of principal and $79 of interest was converted at $1.77 per share into 608 shares of common stock.

On October 7, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $2.36 per share into 10,576 shares of common stock.

On October 7, 2016, pursuant to a conversion notice, $1,000 of principal and $79 of interest was converted at $1.68 per share into 643 shares of common stock.

On October 14, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $2.36 per share into 10,576 shares of common stock.

On October 19, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $2.03 per share into 12,288 shares of common stock.

On October 21, 2016, pursuant to a conversion notice, $50,000 of principal was converted at $1.94 per share into 25,806 shares of common stock.

On November 9, 2016, pursuant to a conversion notice, $54,375 of interest was converted at $2.07 per share into 26,227 shares of common stock.

On November 21, 2016, pursuant to a conversion notice, $50,000 of principal was converted at $2.03 per share into 24,576 shares of common stock.

On December 2, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $1.88 per share into 13,301 shares of common stock.

On December 8, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $1.30 per share into 19,257 shares of common stock.

On December 8, 2016, pursuant to a conversion notice, $36,500 of principal and $3,368 of interest was converted at $1.06 per share into 37,656 shares of common stock.

On December 9, 2016, pursuant to a conversion notice, $1,000 of principal and $93 of interest was converted at $1.06 per share into 1,032 shares of common stock.

On December 15, 2016, pursuant to a conversion notice, $35,000 of principal was converted at $1.30 per share into 26,959 shares of common stock.

On December 16, 2016, pursuant to a conversion notice, $20,000 of principal and $1,881 of interest was converted at $1.06 per share into 20,666 shares of common stock.

On December 23, 2016, pursuant to a conversion notice, $20,000 of principal was converted at $1.30 per share into 15,405 shares of common stock.

On January 10, 2017, pursuant to a conversion notice, $16,500 of principal and $1,645 of interest was converted at $1.17 per share into 15,526 shares of common stock.

On January 11, 2017, pursuant to a conversion notice, $136,400 of principal was converted at $1.57 per share into 86,907 shares of common stock.

On January 19, 2017, pursuant to a conversion notice, $36,500 of principal and $3,712 of interest was converted at $1.17 per share into 34,406 shares of common stock.

On January 20, 2017, pursuant to a conversion notice, $31,500 of principal was converted at $1.57 per share into 20,070 shares of common stock.

On January 25, 2017, pursuant to a conversion notice, $55,000 of principal was converted at $1.72 per share into 31,893 shares of common stock.

On February 21, 2017, pursuant to a conversion notice, $75,000 of principal was converted at $1.90 per share into 39,500 shares of common stock.

On April 24, 2017, pursuant to a conversion notice, $25,000 of principal was converted at $0.78 per share into 32,259 shares of common stock.

On May 2, 2017, pursuant to a conversion notice, $10,000 of principal and $402 of interest was converted at $0.90 per share into 11,558 shares of common stock.

On May 5, 2017, pursuant to a conversion notice, $19,386 of principal was converted at $0.78 per share into 25,015 shares of common stock.

On May 5, 2017, pursuant to a conversion notice, $23,114 of principal was converted at $0.78 per share into 29,825 shares of common stock.

On May 8, 2017, pursuant to a conversion notice, $15,000 of principal and $623 of interest was converted at $0.87 per share into 17,958 shares of common stock.

On May 12, 2017, pursuant to a conversion notice, $10,000 of principal and $424 of interest was converted at $0.57 per share into 18,288 shares of common stock.

On May 16, 2017, pursuant to a conversion notice, $20,000 of principal and $867 of interest was converted at $0.57 into 36,608 shares of common stock.

On May 18, 2017, pursuant to a conversion notice, $42,500 of principal was converted at $0.74 per share into 57,725 shares of common stock.

On May 22, 2017, pursuant to a conversion notice, $20,000 of principal and $893 of interest was converted at $0.57 per share into 36,655 shares of common stock.

On May 24, 2017, pursuant to a conversion notice, $25,000 of principal and $1,128 of interest was converted at $0.57 per share into 45,838 shares of common stock.

On May 30, 2017, pursuant to a conversion notice, $42,500 of principal was converted at $0.77 per share into 55,393 shares of common stock.

On June 6, 2017, pursuant to a conversion notice, $25,000 of principal and $317 of interest was converted at $0.67 per share into 38,013 shares of common stock.

On June 16, 2017, pursuant to a conversion notice, $20,000 of principal and $298 of interest was converted at $0.60 per share into 33,830 shares of common stock.

On June 21, 2017, pursuant to a conversion notice, $42,500 of principal was converted at $0.76 per share into 55,901 shares of common stock.

On June 23, 2017, pursuant to a conversion notice, $25,000 of principal and $411 of interest was converted at $0.60 per share into 42,352 shares of common stock.

On June 23, 2017, pursuant to a conversion notice, $27,500 in principal and $1,604 in interest was converted at $0.64 per share into 45,192 shares of common stock.

On June 26, 2017, pursuant to a conversion notice, $42,500 of principal was converted at $0.76 per share into 55,901 shares of common stock.

On June 28, 2017, pursuant to a conversion notice, $30,000 of principal and $527 of interest was converted at $0.60 per share into 50,878 shares of common stock.

Fiscal 2018:

On July 5, 2017, pursuant to a conversion notice, $26,000 of principal and $1,121 of interest was converted at $0.54 per share into 49,946 shares of common stock.

On July 13, 2017, pursuant to a conversion notice, $42,500 of principal was converted at $0.63 per share into 67,694 shares of common stock.

On July 17, 2017, pursuant to a conversion notice, $16,000 of principal and $732 of interest was converted at $0.40 per share into 41,623 shares of common stock.

On July 20, 2017, pursuant to a conversion notice, $28,000 of principal and $1,300 of interest was converted at $0.29 per share into 101,738 shares of common stock.

On July 28, 2017, pursuant to a conversion notice, $22,500 in principal and $1,593 in interest was converted at $0.26 per share into 93,365 shares of common stock.

On August 2, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $0.28 per share into 70,897 shares of common stock.

On August 2, 2017, pursuant to a conversion notice, $25,000 of principal and $1,233 of interest was converted at $0.21 per share into 124,921 shares of common stock.

On August 16, 2017, pursuant to a conversion notice, $25,000 of principal and $1,311 of interest was converted at $0.23 per share into 112,441 shares of common stock.

On August 17, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $0.30 per share into 66,171 shares of common stock.

On August 22, 2017, pursuant to a conversion notice, $20,000 of principal and $1,500 of interest was converted at $0.25 per share into 84,812 shares of common stock.

On August 25, 2017, pursuant to a conversion notice, $25,000 of principal and $1,361 of interest was converted at $0.23 per share into 112,654 shares of common stock.

On August 29, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $0.24 per share into 81,926 shares of common stock.

On September 3, 2017, pursuant to a conversion notice, $20,000 of principal and $1,661 of interest was converted at $0.20 per share into 106,390 shares of common stock.

On September 6, 2017, pursuant to a conversion notice, $12,500 of principal and $714 of interest was converted at $0.19 per share into 71,042 shares of common stock.

On September 8, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $0.24 per share into 83,247 shares of common stock.

On September 14, 2017, pursuant to a conversion notice, $15,000 of principal and $450 of interest was converted at $0.15 per share into 103,000 shares of common stock.

On September 14, 2017, pursuant to a conversion notice, $20,000 of principal and $1,665 of interest was converted at $0.16 per share into 138,878 shares of common stock.

On September 18, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $0.19 per share into 107,527 shares of common stock.

On September 25, 2017, pursuant to a conversion notice, $20,000 of principal and $649 of interest was converted at $0.14 per share into 149,630 shares of common stock.

On September 26, 2017, pursuant to a conversion notice, $30,000 of principal was converted at $0.18 per share into 168,303 shares of common stock.

On September 26, 2017, pursuant to a conversion notice, $20,000 of principal and $1,716 of interest was converted at $0.15 per share into 145,257 shares of common stock.

On October 2, 2017, pursuant to a conversion notice, $25,000 of principal and $850 of interest was converted at $0.14 per share into 187,319 shares of common stock.

On October 4, 2017, pursuant to a conversion notice, $40,000 of principal was converted at $0.18 per share into 224,404 shares of common stock.

On October 5, 2017, pursuant to a conversion notice, $20,000 of principal and $1,716 of interest was converted at $0.15 per share into 145,257 shares of common stock.

On October 9, 2017, pursuant to a conversion notice, $30,000 of principal and $1,067 of interest was converted at $0.14 per share into 215,651 shares of common stock.

On October 10, 2017, pursuant to a conversion notice, $45,000 of principal was converted at $0.19 per share into 241,835 shares of common stock.

On October 11, 2017, pursuant to a conversion notice, $20,000 of principal and $1,812 of interest was converted at $0.16 per share into 139,762 shares of common stock.

On October 16, 2017, pursuant to a conversion notice, $20,000 of principal and $1,834 of interest was converted at $0.16 per share into 134,363 shares of common stock.

On October 18, 2017, pursuant to a conversion notice, $25,000 of principal and $939 of interest was converted at $0.13 per share into 196,507 shares of common stock.

On October 19, 2017, pursuant to a conversion notice, $30,000 of principal was converted at $0.16 per share into 193,549 shares of common stock.

On October 23, 2017, pursuant to a conversion notice, $20,000 of principal and $1,884 of interest was converted at $0.11 per share into 198,045 shares of common stock.

On October 24, 2017, pursuant to a conversion notice, $21,000 of principal and $817 of interest was converted at $0.11 per share into 202,006 shares of common stock.

On October 27, 2017, pursuant to a conversion notice, $15,000 of principal was converted at $0.09 per share into 159,958 shares of common stock.

On October 30, 2017, pursuant to a conversion notice, $8,750 of principal and $352 of interest was converted at $0.07 per share into 144,475 shares of common stock.

On October 30, 2017, pursuant to a conversion notice, $20,000 of principal and $1,902 of interest was converted at $0.07 per share into 300,851 shares of common stock.

On November 2, 2017, pursuant to a conversion notice, $5,000 of principal and $8,250 of interest was converted at $0.09 per share into 155,426 shares of common stock.

On November 6, 2017, pursuant to a conversion notice, $12,750 of principal and $533 of interest was converted at $0.05 per share into 245,158 shares of common stock.

On November 6, 2017, pursuant to a conversion notice, $17,500 of principal was converted at $0.07 per share into 250,897 shares of common stock.

On November 8, 2017, pursuant to a conversion notice, $20,000 in principal and $2,356 in interest was converted at $0.06 per share into 382,153 shares of common stock.

On November 13, 2017, pursuant to a conversion notice, $11,000 in principal and $623 in interest was converted at $0.05 per share into 215,247 shares of common stock.

On November 15, 2017, pursuant to a conversion notice, $20,000 in principal and $2,443 in interest was converted at $0.06 per share into 383,641 shares of common stock.

On November 17, 2017, pursuant to a conversion notice, $15,000 in principal was converted at $0.07 per share into 215,054 shares of common stock.

On November 26, 2017, pursuant to a conversion notice, $20,000 in principal and $2,568 in interest was converted at $0.06 per share into 385,777 shares of common stock.

On November 27, 2017, pursuant to a conversion notice, $20,000 in principal and $1,196 in interest was converted at $0.05 per share into 392,510 shares of common stock.

On December 1, 2017, pursuant to a conversion notice, $20,000 in principal and $802 in interest was converted at $0.06 per share into 372,799 shares of common stock.

On December 6, 2017, pursuant to a conversion notice, $21,000 in principal and $1,297 in interest was converted at $0.05 per share into 412,914 shares of common stock.

On December 8, 2017, pursuant to a conversion notice, $9,900 in principal and $792 in interest was converted at $0.05 per share into 198,000 shares of common stock.

On December 8, 2017, pursuant to a conversion notice, $42,666 in principal was converted at $0.07 per share into 611,699 shares of common stock.

On December 11, 2017, pursuant to a conversion notice, $9,900 in principal and $799 in interest was converted at $0.05 per share into 198,122 shares of common stock.

On December 11, 2017, pursuant to a conversion notice, $27,000 in principal and $1,142 in interest was converted at $0.06 per share into 504,339 shares of common stock.

On December 11, 2017, pursuant to a conversion notice, $42,666 in principal was converted at $0.07 per share into 611,699 shares of common stock.

On December 15, 2017, pursuant to a conversion notice, $56,758 in principal was converted at $0.08 per share into 732,362 shares of common stock.

On December 18, 2017, pursuant to a conversion notice, $30,000 in principal and $2,467 in interest was converted at $0.07 per share into 478,859 shares of common stock.

On December 19, 2017, pursuant to a conversion notice, $23,000 in principal and $1,013 in interest was converted at $0.07 per share into 368,867 shares of common stock.

On December 21, 2017, pursuant to a conversion notice, $63,000 in principal was converted at $0.08 per share into 789,227 shares of common stock.

On December 22, 2017, pursuant to a conversion notice, $25,000 in principal and $2,078 in interest was converted at $0.06 per share into 429,806 shares of common stock.

On January 2, 2018, pursuant to a conversion notice, $25,000 in principal and $1,178 in interest was converted at $0.07 per share into 402,121 shares of common stock.

On January 3, 2018, pursuant to a conversion notice, $25,200 in principal and $2,162 in interest was converted at $0.06 per share into 434,311 shares of common stock.

On January 4, 2018, pursuant to a conversion notice, $25,000 in principal and $1,372 in interest was converted at $0.07 per share into 398,854 shares of common stock.

On January 9, 2018, pursuant to a conversion notice, $40,000 in principal and $4,581 in interest was converted at $0.07 per share into 630,384 shares of common stock.

On January 12, 2018, pursuant to a conversion notice, $25,000 in principal and $1,233 in interest was converted at $0.08 per share into 345,396 shares of common stock.

On January 12, 2018, pursuant to a conversion notice, $7,500 in principal and $875 in interest was converted at $0.07 per share into 116,000 shares of common stock.

On January 26, 2018, pursuant to a conversion notice, $30,000 in principal and $1,793 in interest was converted at $0.09 per share into 353,259 shares of common stock.

On January 30, 2018, pursuant to a conversion notice, $40,000 in principal and $2,130 in interest was converted at $0.09 per share into 492,407 shares of common stock.

On February 4, 2018, pursuant to a conversion notice, $22,500 in principal and $2,650 in interest was converted at $0.08 per share into 314,571 shares of common stock.

On February 13, 2018, pursuant to a conversion notice, $20,000 in principal and $1,276 in interest was converted at $0.07 per share into 285,962 shares of common stock.

On February 21, 2018, pursuant to a conversion notice, $40,000 in principal and $4,986 in interest was converted at $0.08 per share into 571,977 shares of common stock.

On February 23, 2018, pursuant to a conversion notice, $25,000 in principal and $1,173 in interest was converted at $0.07 per share into 351,782 shares of common stock.

On February 23, 2018, pursuant to a conversion notice, $20,000 in principal and $1,320 in interest was converted at $0.07 per share into 296,111 shares of common stock.

On February 28, 2018, pursuant to a conversion notice, $60,000 in principal and $4,027 in interest was converted at $0.06 per share into 1,011,480 shares of common stock.

On March 4, 2018, pursuant to a conversion notice, $40,000 in principal and $5,012 in interest was converted at $0.06 per share into 760,980 shares of common stock.

On March 5, 2018, pursuant to a conversion notice, $28,000 in principal and $1,375 in interest was converted at $0.06 per share into 493,526 shares of common stock.

On March 8, 2018, pursuant to a conversion notice, $27,000 in principal and $1,343 in interest was converted at $0.06 per share into 507,945 shares of common stock.

On March 8, 2018, pursuant to a conversion notice, $50,000 in principal and $3,444 in interest was converted at $0.05 per share into 989,712 shares of common stock.

On March 11, 2018, pursuant to a conversion notice, $60,000 in principal and $7,906 in interest was converted at $0.06 per share into 1,173,828 shares of common stock.

On March 14, 2018, pursuant to a conversion notice, $25,000 in principal and $1,756 in interest was converted at $0.05 per share into 495,473 shares of common stock.

On March 16, 2018, pursuant to a conversion notice, $28,000 in principal and $1,442 in interest was converted at $0.06 per share into 527,637 shares of common stock.

On March 21, 2018, pursuant to a conversion notice, $50,000 in principal and $2,089 in interest was converted at $0.05 per share into 964,609 shares of common stock.

On March 26, 2018, pursuant to a conversion notice, $27,000 in principal and $1,450 in interest was converted at $0.06 per share into 504,251 shares of common stock.

On April 2, 2018, pursuant to a conversion notice, $50,000 in principal and $2,916 in interest was converted at $0.06 per share into 912,659 shares of common stock.

On April 3, 2018, pursuant to a conversion notice, $25,000 in principal and $1,386 in interest was converted at $0.05 per share into 506,649 shares of common stock.

On April 5, 2018, pursuant to a conversion notice, $50,000 in principal and $2,256 in interest was converted at $0.05 per share into 1,088,658 shares of common stock.

On April 11, 2018, pursuant to a conversion notice, $20,000 in principal and $929 in interest was converted at $0.04 per share into 581,358 shares of common stock.

On April 12, 2018, pursuant to a conversion notice, $30,000 in principal and $1,289 in interest was converted at $0.04 per share into 841,095 shares of common stock.

On April 18, 2018, pursuant to a conversion notice, $50,000 in principal and $3,750 in interest was converted at $0.03 per share into 1,560,232 shares of common stock.

On April 26, 2018, pursuant to a conversion notice, $35,000 in principal and $3,259 in interest was converted at $0.04 per share into 1,062,747 shares of common stock

On April 30, 2018, pursuant to a conversion notice, $25,000 in principal and $526 in interest was converted at $0.04 per share into 686,183 shares of common stock.

On May 14, 2018, pursuant to a conversion notice, $30,000 in principal and $723 in interest was converted at $0.04 per share into 768,274 shares of common stock.

On May 15, 2018, pursuant to a conversion notice, $20,000 in principal and $2,000 in interest was converted at $0.04 per share into 527,577 shares of common stock.

On May 18, 2018, pursuant to a conversion notice, $33,500 in principal and $3,283 in interest was converted at $0.04 per share into 957,891 shares of common stock.

On June 7, 2018, pursuant to a conversion notice, $33,000 in principal and $3,381 in interest was converted at $0.03 per share into 1,045,422 shares of common stock.

On June 8, 2018, pursuant to a conversion notice, $35,000 in principal and $1,035 in interest was converted at $0.04 per share into 1,002,102 shares of common stock.

On June 15, 2018, pursuant to a conversion notice, $32,000 in principal and $3,335 in interest was converted at $0.03 per share into 1,015,377 shares of common stock.

On June 20, 2018, pursuant to a conversion notice, $35,000 in principal and $3,687 in interest was converted at $0.03 per share into 1,111,686 shares of common stock.

On June 21, 2018, pursuant to a conversion notice, $35,000 in principal and $1,135 in interest was converted at $0.04 per share into 1,003,146 shares of common stock.

On June 23, 2018, pursuant to a conversion notice, $20,000 in principal and $2,098 in interest was converted at $0.03 per share into 703,757 shares of common stock.

The Company has 165,657,321 shares reserved for future issuances based on lender requirements at June 30, 2018.

Options:

On April 14, 2016 (“Grant Date”), the board of directors of the Company, approved a grant of 286,000 stock options at an exercise price of $7.50 (market value of the Company’s stock on the Grant Date), to each of the Company’s CEO and a non-executive director. 95,333 of such stock options vested on the Grant Date and expire on April 14, 2021, 95,333 of such stock options vested on April 14, 2017 (first anniversary of the Grant Date) and expire on April 14, 2021 and 95,333 of such stock options vested on April 14, 2018 (second anniversary of the Grant Date) and expire on April 14, 2021. The fair value of each grant of the 286,000 options at Grant Date was $1,962,440 (aggregate total of $3,924,880).

The Company expensed $516,148 and $1,686,444 for these stock option grants during the years ended June 30, 2018 and 2017, respectively. As of June 30, 2018, these options are fully expensed.

A summary of the Company’s option activity during the years ended June 30, 2018 and 2017 is presented below:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2016	572,000	$7.50
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2017	572,000	$7.50
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2018	572,000	$7.50

Exercisable at June 30, 2018	572,000	$7.50
Outstanding and Exercisable:

Weighted average remaining contractual term	2.79
Aggregate intrinsic value	$-

Warrants:

On July 8, 2016, the 2015 Warrant for 104,762 shares issued to Delafield was fully exercised at a price of $3.00 per share for a total of $314,286 in connection with the July Letter Agreement (See Note 6 – Convertible Notes).

On August 3, 2016, pursuant to the August Letter Agreement, the Company issued 960,000 warrants to purchase shares of the Company’s common stock. 800,000 of these warrants had exercise prices ranging from $3.00 to $5.00 per share and expired five months from the date of issuance. 160,000 of these warrants had an exercise price of $25.00 per share and expired two years from the date of issuance. These warrants were subsequently cancelled as discussed in Note 6 – Convertible Notes.

On August 18, 2016, pursuant to the August Letter Agreement, warrants to purchase 50,000 shares of the Company’s common stock were exercised at a price of $3.00 per share under the first tranche of the Five Month Warrant or $150,000 in the aggregate. These shares were subsequently cancelled and a loss of $37,500 was recorded (See Note 6 – Convertible Notes).

On November 9, 2016, the Company entered into an agreement (the “November Agreement”) to adjust the exercise price of a warrant, issued on September 30, 2013, to purchase 12,000 shares of common stock of the Company. Under the terms of the November Agreement, the exercise price for the shares underlying the warrant was reduced to $3.75 AUD or $2.88 USD per share. The November Agreement did not affect the remaining terms of the warrant. The Company recorded an additional expense of $3,299 AUD related to the repricing.

On December 12, 2016, pursuant to the December Letter Agreement (See Note 6 – Convertible Notes), the Company issued a two-year warrant to purchase 104,000 shares of the Company’s common stock (the “New Warrant”). This warrant has an exercise price of $12.50 per share. This warrant was being treated as a modification of an existing warrant under ASC 718-20-35-3 and the Company determined that since the valuation of the New Warrant does not exceed the value of the 2016 Warrants, the Company will continue to amortize the remainder of the $910,178 value of the 2016 Warrant, which was fully amortized as of February 28, 2017.

As of June 30, 2018, there were 145,517 warrants outstanding and exercisable with expiration dates ranging from September 2018 and through November 2020.

The following table summarizes warrant activity for the years ended June 30, 2018 and 2017:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2016	150,279	107.50
Issued	1,064,000	7.99
Exercised	(104,762)	3.00
Forfeited	(960,000)	7.50
Expired	-	-
Outstanding at June 30, 2017	149,517	$11.25
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	(4,000)	-
Outstanding at June 30, 2018	145,517	$11.11

Exercisable at June 30, 2018	145,517	$11.11
Outstanding and Exercisable:

Weighted average remaining contractual term	.76
Aggregate intrinsic value	$-